Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 11,787	$ 10,221
Trade accounts receivable, net of allowance for doubtful accounts of $964 and $983 as of December 31, 2011 and 2010 respectively	5,840	5,708
Other accounts receivable and prepaid expenses	1,264	2,084
Inventory	188	191
Total current assets	19,079	18,204
Deposits with insurance companies and severance pay funds	3,069	3,279
Property and equipment
Cost	9,845	9,773
Less - accumulated depreciation	8,836	8,824
Property and equipment, net	1,009	949
Other assets
Goodwill, net	8,998	9,112
Other Intangible Assets	2,367	3,357
Total other assets	11,365	12,469
Total assets	34,522	34,901
Current liabilities
Short-term bank credit	87	99
Related parties	144	150
Trade payables	1,072	1,685
Other liabilities and accrued expenses	8,904	8,110
Deferred revenues	2,403	2,275
Total current liabilities	12,610	12,319
Long-term liabilities
Accrued severance pay	4,135	4,297
Long term loan	6	98
Deferred tax liability	639	1,002
Total long-term liabilities	4,780	5,397
Contingent liabilities and commitments
Shareholders' equity
Ordinary shares of NIS 0.10 par value (Authorized - 19,950,000 shares, issued and outstanding - 9,907,948 shares at December 31, 2011 and 9,567,198 at December 31, 2010)	313	304
Additional paid-in capital and other capital surplus	18,999	18,275
Accumulated deficit	(851)	(303)
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	(267)	(626)
Unrealized gain on other intangible assets and goodwill	98	207
Unrealized gain (loss) on derivative instruments	(277)	154
Accumulated other comprehensive income (loss)	18,015	18,011
Treasury stock, at cost; 607,956 shares at December 31, 2011 and 2010	(752)	(752)
Total Cimatron Ltd. shareholders' equity	17,263	17,259
Noncontrolling interest	(131)	(74)
Total equity	17,132	17,185
Total liabilities and shareholders' equity	$ 34,522	$ 34,901